Investments - Schedule of Equity Investments Without Readily Determinable Fair Values (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Initial cost	¥ 51,523,212	$ 7,058,651	¥ 51,523,212
Cumulative unrealized gains	302,931	41,501	302,931
Cumulative unrealized losses (including impairment)	(42,000,000)	(5,753,976)	(42,000,000)
Total carrying value	¥ 9,826,143	$ 1,346,176	¥ 9,826,143